Acquisitions and divestments	12 Months Ended
Dec. 31, 2025
Acquisitions and divestments [Abstract]
Acquisitions and divestments	4Acquisitions and divestments

Accounting policies
Acquisitions
The company accounts for business combinations using the acquisition method when control is transferred to the group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and the liabilities assumed. Transaction costs are expensed as incurred. Any contingent consideration is measured at fair value at the acquisition date. Subsequent changes in the fair value of the contingent consideration are recognized in the consolidated statements of income. Changes to the initial fair value of the acquired assets and liabilities, based on new information about the circumstances at the acquisition date, can be made up to 12 months after the acquisition date.
Divestments
Upon loss of control, the company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated statements of income. If the company retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently it is accounted for as either an equity-accounted investee (associate) or as a financial asset, depending on the level of influence retained.
Further information on loss of control can be found in Discontinued operations and assets classified as held for sale.
Accounting estimates and judgments
Intangible assets acquired in a business acquisition and the financial liability related to non-controlling interest are measured at fair value at the date of the acquisition.
To determine the fair value of intangible assets at the acquisition date, estimates and assumptions are required. The valuation of the identifiable intangible assets involves estimates of expected sales, earnings and/
or future cash flows and require use of key assumptions, such as discount rate, royalty rate and growth rates.
Estimates are also applied when determining the fair value of legal cases and tax positions in the acquired entity.
The fair value is based on estimates of the likelihood, the expected timing and the amount of the potential cash outflow. Contingent liabilities relating to legal cases and non-income tax positions of the acquired entity are recognized at fair value at the acquisition date in accordance with IFRS 3, irrespective of whether an outflow will be required to settle the obligation. After initial recognition and until the liability is settled, cancelled or expired, the liability is measured at the higher of the amount that would be recognized in accordance with IAS 37
'Provisions, contingent liabilities and contingent assets' and the initial liability amount. For income tax positions, the company applies IAS 12 'Income taxes', which requires recognition of provisions only when the likelihood of cash outflow is considered probable.

2025
Acquisitions
Philips did not complete any acquisitions during 2025.
Divestments
During 2025, Philips completed two divestments, generating total net consideration of EUR 77 million. The combined result of these divestments was a loss of EUR (26) million, recognized within Other business expenses in the Consolidated statement of income. The most notable transaction was the divestment of the
Emergency Care business. On December 31, 2025, Philips completed the sale to Bridgefield Capital, a US-based investment firm, and the parties entered into an exclusive brand license agreement as well as a transition service and manufacturing agreement. The divestments were not material in the context of the Group’s financial position, performance or cash flows and did not meet the quantitative or qualitative thresholds for separate disclosure under IFRS.
2024
Acquisitions
Philips did not make any acquisitions in 2024.
Divestments
During 2024 Philips completed four divestments, generating net cash consideration of EUR 118 million. These transactions resulted in EUR 8 million gain, which has been recognized within Other business income in the
Consolidated statements of income. The divestments were individually and collectively not material to the
Group.